Label	Element	Value
Cancellation Of Predecessor Equity	sdrl_CancellationOfPredecessorEquity	$ 2,827,000,000
Common Stock [Member]
Cancellation Of Predecessor Equity, Shares	sdrl_CancellationOfPredecessorEquityShares	1,008,000,000
AOCI Attributable to Parent [Member]
Cancellation Of Predecessor Equity	sdrl_CancellationOfPredecessorEquity	$ 27,000,000
Noncontrolling Interest [Member]
Cancellation Of Predecessor Equity	sdrl_CancellationOfPredecessorEquity	107,000,000
Parent [Member]
Cancellation Of Predecessor Equity	sdrl_CancellationOfPredecessorEquity	2,720,000,000
Retained Earnings [Member]
Cancellation Of Predecessor Equity	sdrl_CancellationOfPredecessorEquity	(3,593,000,000)
Additional Paid-in Capital [Member]
Cancellation Of Predecessor Equity	sdrl_CancellationOfPredecessorEquity	3,322,000,000
Other Additional Capital [Member]
Cancellation Of Predecessor Equity	sdrl_CancellationOfPredecessorEquity	1,956,000,000
Accounting Standards Update 2016-16 [Member]
Cumulative Effect of New Accounting Principle in Period of Adoption	us-gaap_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	(84,000,000)
Accounting Standards Update 2016-16 [Member] | Noncontrolling Interest [Member]
Cumulative Effect of New Accounting Principle in Period of Adoption	us-gaap_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	(25,000,000)
Accounting Standards Update 2016-16 [Member] | Parent [Member]
Cumulative Effect of New Accounting Principle in Period of Adoption	us-gaap_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	(59,000,000)
Accounting Standards Update 2016-16 [Member] | Retained Earnings [Member]
Cumulative Effect of New Accounting Principle in Period of Adoption	us-gaap_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	(59,000,000)
Accounting Standards Update 2016-09 [Member]
Cumulative Effect of New Accounting Principle in Period of Adoption	us-gaap_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	7,000,000
Accounting Standards Update 2016-09 [Member] | Parent [Member]
Cumulative Effect of New Accounting Principle in Period of Adoption	us-gaap_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	7,000,000
Accounting Standards Update 2016-09 [Member] | Retained Earnings [Member]
Cumulative Effect of New Accounting Principle in Period of Adoption	us-gaap_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	$ 7,000,000